Other Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Assets [Line Items]
Income tax recoverable	$ 27,468	[1]	$ 28,919	[1]

[1]	Income tax recoverable Income tax recoverable of US$ 28,919 and US$ 27,468, which is expected to be utilized twelve months after December 31, 2013 and 2014, respectively, is classified as other non-current assets in the consolidated balance sheets.